SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.  SUBSEQUENT EVENTS

$5 million PIPEs financing engaged on December 23, 2022 and closed on January 10, 2023

On December 23, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) in connection with a private investment in public equity (the “PIPE”) financing with an accredited non-U.S. investor to offer and sell the Company’s aggregate of 4,545,454,546 units at a purchase price of $0.00110 per unit, each consisting of one ordinary share and three warrants for total gross proceeds of USD$5 million. The Company expects to use the net proceeds from the three rounds of PIPE financing to develop its Web3 and blockchain infrastructure, expand its consultation services, and pursue the licensure for cryptocurrency (“BitLicense”) from New York State Department of Financial Services although the Company cannot provide any assurance on actually obtaining the “BitLicense” in the near future or at all.

The Company issued the 4,545,454,546 ordinary shares to the investor upon receiving the $5 million from the investor on January 10, 2023.

$9 Million purchase of 5,000 Antminer S19 PRO Bitcoin mining machines engaged on January 10, 2023

On January 10, 2023, the Company entered into an asset purchase agreement with Jinhe Capital Limited, providing for the purchase of 5,000 Antminer S19 PRO Bitcoin mining machines, for an aggregate consideration of USD$9,000,000. These machines will be delivered by July 10, 2023, and will be used for physical Bitcoin mining business.

19.  SUBSEQUENT EVENTS (CONTINUED)

$9 Million Unsecured Convertible Promissory Note issued on February 6, 2023

On February 6, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with a non-U.S. investor. Pursuant to the SPA, the Company issued the Purchaser an Unsecured Convertible Promissory Note with a face value of $9 million upon receiving the Proceeds from the Purchaser on February 2, 2023.

After deducting fees and expenses of attorneys, accountants, consultants, and financial advisors, the Company intends to use net proceeds from the Note to provide funding for developing Web3 and blockchain infrastructure, expanding its consultation services, as well as pursuing a cryptocurrency license from the New York State Department of Financial Services (“BitLicense”). However, the Company cannot provide any assurance on successfully obtaining the “BitLicense” for the foreseeable future or at all.

The Note shall bear non-compounding interest at a rate per annum equal to 5% from the date of issuance until repayment of the Note unless the Purchaser elects to convert the Note into ordinary shares. If the Purchaser does not elect to convert the Note, then the outstanding principal amount and all accrued but unpaid interest on the Note shall be due and payable upon the one-year anniversary of the Issuance Date of the Note (the “Maturity Date”). The Purchaser has the right to convert the outstanding balance under the Note into the Company’s ordinary shares (the “Conversion Shares”) at a per share price equal to $0.00172 (the “Conversion Share Price,” equivalent to $0.62 per ADR) according to the terms and conditions of the Note. In addition, upon conversion of the Note, the Purchaser shall receive 100% warrant coverage equal to the number of Conversion Shares with the exercise price at the Conversion Share Price.

The Share Consolidation and Change of the ADR ratio

On December 29, 2022, the Company’s Board of Directors approved to proceed with: 1) the share consolidation and simultaneous change of the ADR ratio; 2) the transfer of the register of members of the Company; and 3) the termination of the deposit agreement. The Board approved the proposal on the share consolidation to the authorized share capital (the “Share Consolidation”) at a ratio of four hundred (400)-for-one (1) with the par value of each ordinary share changed to US$0.004 per ordinary share.

Following the Share Consolidation, the authorized share capital of the Company will be US$250,000 divided into 62,500,000 ordinary shares with a par value of US$0.004 each (the “Ordinary Share”). Further, as approved by the Board, the Company will effect a simultaneous change of the American Depositary Receipts (“ADRs”) to ordinary share ratio from 1-to-360 to 1-to-1 (the “ADR Ratio Change”).

The Board approved the transfer of the register of members of the Company from Maples Corporate Services Limited to VStock Transfer, LLC, which will act as the transfer agent of the Company’s ordinary shares, upon the suspension of the Company’s ADRs program and the commencement of trading the Company’s ordinary shares. The Board approved to terminate the Deposit Agreement, as amended (the “Deposit Agreement”) effective on February 28, 2023, by and among the Company, Citibank, N.A., and the holders and beneficial owners of American Depositary Shares outstanding under the terms of the Deposit Agreement dated as of April 13, 2015 and as amended. As a result of the Mandatory Exchange and Share Consolidation, ADR holders should expect to receive nine-tenths (0.9) of one (1) new ordinary share for every ADR held immediately before the Effective Date but the opening price of the ordinary share post the Share Consolidation and Mandatory Exchange should increase by one-ninth (1/9) of the closing price of the ADRs immediately before the Effective Date.

As of February 28, 2023, the total number of ordinary shares issued and outstanding post the Share Consolidation and Mandatory Exchange was 46,537,290 shares. All shares and share amounts presented herein have been retroactively to reflect the impact of the Share Consolidation.

19.  SUBSEQUENT EVENTS (CONTINUED)

Efforts to recover the Company’s misplaced digital assets (the “Recovery Proceeding”)

On November 21, 2022, Deheng Law Firm (“Deheng”), the Company's attorney, submitted the complaint and evidentiary materials to the Sheyang Public Security Bureau according to the Criminal Procedure Law and the Provisions on Procedures of Handling Criminal Cases by Public Security Organs.

On November 21, 2022, Deheng Law Firm (“Deheng”), the Company's attorney, submitted the complaint and evidentiary materials to the Sheyang Public Security Bureau according to the Criminal Procedure Law and the Provisions on Procedures of Handling Criminal Cases by Public Security Organs.

On February 6, 2023 and March 1, 2023, the lawyer from Deheng continued to communicate with the police officer of Sheyang Public Security Bureau and the police officer confirmed that they had received the above-mentioned complaint and evidentiary materials, and he made the following reply after talking with the Company’s fomer CFO on relevant issues and communicating with the procuratorate: 1) Sheyang Public Security Bureau acknowledged that the digital assets in the seized digital assets cold wallet belongs to the Company, that is, they recognized the fact in the appeal materials submitted by Deheng about the acquisition of digital assets by means of private financing and the digital assets mining business of the Company. 2) Sheyang Public Security Bureau believes that even if the source of the digital assets is real and traceable, it does not prove that the digital assets are not related to the case they investigated, so before the case related the Company’s fomer CFO is solved, they still cannot release the seizure of the digital assets under this circumstance.

Deheng believes that in the absence of evidence that the digital assets related to the case they investigated, it should not be presumed to be actually related to the case they investigated or existing any illegal situation, otherwise, the Company to bear the burden of proof to prove that the digital assets are not related to the case they investigated, is a violation of the obligation of the public prosecution. If Sheyang Public Security Bureau fails to release the seizure of the digital assets, they should issue a legal written decision.

The Company together with Deheng will continue to vigorously pursue the Recovery Proceeding, attempting to regain its cold wallet and cryptocurrencies contained therein, which the Company believes were wrongfully seized and impounded by the Public Security Bureau.

Write off NBpay Investment Limited and its subsidiaries

On January 28, 2023, the Company decided to write off NBpay Investment Limited and its subsidiaries, which are all shell companies without any assets, employees or business. After the adjustment of the above corporate structure, the Company will take MFH Tech, the US subsidiary, as the operating entity of distributed computing and storage services business and digital consultation services business in North America, and will take Mercurity Limited and its Hong Kong and China subsidiaries as the operating entities of blockchain technical services business and digital consultation services business in the Asia-Pacific region.

Incorporate new US subsidiary to development online and traditional brokerage services

On April 12, 2023, the Company completed the incorporation of another US subsidiary, Chaince Securities, Inc., which plans to develop online and traditional brokerage services independently in the future.